Condensed Statements of Income and Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Operating Income
General, Administrative and Other Expenses	$ 3,421	$ 3,834	$ 3,332	$ 3,408	$ 3,570	$ 3,482	$ 3,194	$ 3,226
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary	830	1,086	550	502	578	569	965	832	2,968	2,944
Income Tax Benefits	231	7	81	37	123	118	234	71	356	546
Net Income	599	1,079	469	465	455	451	731	761	2,612	2,398
Comprehensive Income									3,508	2,231
Parent Company
Operating Income
Dividends from subsidiary									3,697	3,511
Interest and dividend income from securities and federal funds									16	19
Total operating income									3,713	3,530
General, Administrative and Other Expenses									1,982	2,027
Income Before Income Taxes and Equity in Undistributed Income of Subsidiary									1,731	1,503
Income Tax Benefits									555	614
Income Before Equity in Undistributed Income of Subsidiary									2,286	2,117
Equity in Undistributed Income of Subsidiary									326	281
Net Income									2,612	2,398
Comprehensive Income									$ 3,508	$ 2,231